DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 5,931,907	$ 4,177,584	$ 28,570,029
Development Stage Enterprise, Deficit Accumulated During Development Stage	28,582,800	22,658,478	28,582,800
Other Comprehensive Income (Loss), Net of Tax	$ 12,771
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	58,879,025	63,053,055
Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years